Finance income (Tables)	6 Months Ended
Jun. 30, 2026
Finance income
Schedule of finance income

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Net foreign exchange gain arising from financing - unrealized	7.8	20.7	110.6	28.6
Interest income - bank deposits	13.8	9.1	22.6	16.5
Other interest income(b)	2.8	—	7.9	—
Fair value gain on embedded options	17.6	1.4	11.4	4.3
Change in fair value of foreign exchange swaps	—	—	—	0.2
Fair value gain on non-deliverable forwards (note 12)	6.5	—	6.5	—
	48.5	31.2	159.0	49.6
(a)	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information.
(b)	Other interest income relates to the accrued interest on the vendor loan notes issued on the disposal of IHS Rwanda (see note 13).